Income Taxes (Details 6) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 114	$ 99	$ 87
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.18	$ 0.15	$ 0.13
Undistributed earnings of non-U.S. subsidiaries	$ 12,000